Stock-based compensation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Stock-based compensation

Note 35- Stock-based compensation

The Corporation maintained a Stock Option Plan (the “Stock Option Plan”), which permitted the granting of incentive awards in the form of qualified stock options, incentive stock options, or non-statutory stock options of the Corporation. In April 2004, the Corporation's shareholders adopted the Popular, Inc. 2004 Omnibus Incentive Plan (the “Incentive Plan”), which replaced and superseded the Stock Option Plan. The adoption of the Incentive Plan did not alter the original terms of the grants made under the Stock Option Plan prior to the adoption of the Incentive Plan.

Stock Option Plan

Employees and directors of the Corporation or any of its subsidiaries were eligible to participate in the Stock Option Plan. The Board of Directors or the Compensation Committee of the Board had the absolute discretion to determine the individuals that were eligible to participate in the Stock Option Plan. This plan provided for the issuance of Popular, Inc.'s common stock at a price equal to its fair market value at the grant date, subject to certain plan provisions. The shares are to be made available from authorized but unissued shares of common stock or treasury stock. The Corporation's policy has been to use authorized but unissued shares of common stock to cover each grant. The maximum option term is ten years from the date of grant. Unless an option agreement provides otherwise, all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement.

(Not in thousands)
Exercise price range per share			Options outstanding	Weighted-average exercise price of options outstanding	Weighted-average remaining life of options outstanding in years	Options exercisable (fully vested)	Weighted-average exercise price of options exercisable
$14.39	-	$18.50	985,702	$15.85	0.76	985,702	$15.85
$19.25	-	$27.20	1,083,749	$25.27	2.51	1,083,749	$25.27
$14.39	-	$27.20	2,069,451	$20.78	1.68	2,069,451	$20.78

There was no intrinsic value of options outstanding at December 31, 2011 and 2010 (2009 - $ 0.2 million). There was no intrinsic value of options exercisable at December 31, 2011, 2010, and 2009.

The following table summarizes the stock option activity and related information:

(Not in thousands)	Options outstanding	Weighted-average exercise price
Outstanding at January 1, 2009	2,965,843	$20.59
Granted	-	-
Exercised	-	-
Forfeited	(59,631)	26.42
Expired	(353,549)	19.25
Outstanding at December 31, 2009	2,552,663	$20.64
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(277,497)	20.43
Outstanding at December 31, 2010	2,275,166	$20.67
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(205,715)	19.55
Outstanding at December 31, 2011	2,069,451	$20.78

The stock options exercisable at December 31, 2011 totaled 2,069,451 (2010 - 2,275,166; 2009 - 2,466,276). There were no stock options exercised during the years ended December 31, 2011, 2010 and 2009. Thus, there was no intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009.

There were no new stock option grants issued by the Corporation under the Stock Option Plan during 2011, 2010 and 2009.

There was no stock option expense recognized for the years ended December 31, 2011 and 2010 (2009 - $ 0.2 million, with a tax benefit of $ 92 thousand).

Incentive Plan

The Incentive Plan permits the granting of incentive awards in the form of Annual Incentive Awards, Long-term Performance Unit Awards, Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Units or Performance Shares. Participants in the Incentive Plan are designated by the Compensation Committee of the Board of Directors (or its delegate as determined by the Board). Employees and directors of the Corporation and/or any of its subsidiaries are eligible to participate in the Incentive Plan.

Under the Incentive Plan, the Corporation has issued restricted shares, which become vested based on the employees' continued service with Popular. Unless otherwise stated in an agreement, the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service. The five-year vesting part is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The restricted shares granted consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule vest in two years from grant date.

The following table summarizes the restricted stock activity under the Incentive Plan for members of management.

(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Non-vested at January 1, 2009	248,339	$22.83
Vested	(104,791)	21.93
Forfeited	(5,036)	19.95
Non-vested at December 31, 2009	138,512	$23.62
Granted	1,525,416	2.70
Vested	(340,879)	7.87
Forfeited	(191,313)	3.24
Non-vested at December 31, 2010	1,131,736	$3.61
Granted	1,559,463	3.24
Vested	(51,563)	9.00
Forfeited	(220,293)	4.20
Non-vested at December 31, 2011	2,419,343	$3.20

During the year ended December 31, 2011, 1,559,463 shares of restricted stock (2010- 1,525,416) were awarded to management under the Incentive Plan, from which 1,110,454 shares (2010- 1,305,035) were awarded to management consistent with the requirements of the TARP Interim Final Rule. During the year ended December 31, 2009, no shares of restricted stock were awarded to management under the Incentive Plan.

Beginning in 2007, the Corporation authorized the issuance of performance shares, in addition to restricted shares, under the Incentive Plan. The performance share awards consist of the opportunity to receive shares of Popular Inc.'s common stock provided that the Corporation achieves certain performance goals during a three-year performance cycle. The compensation cost associated with the performance shares is recorded ratably over a three-year performance period. The performance shares are granted at the end of the three-year period and vest at grant date, except when the participant's employment is terminated by the Corporation without cause. In such case, the participant would receive a pro-rata amount of shares calculated as if the Corporation would have met the performance goal for the performance period. During the year ended December 31, 2011, no performance shares were granted under this plan (2010 - 42,859; 2009 - 35,397).

During the year ended December 31, 2011, the Corporation recognized $ 2.2 million of restricted stock expense related to management incentive awards, with a tax benefit of $ 0.5 million (2010 - $ 1.0 million, with a tax benefit of $ 0.4 million; 2009 - $ 1.5 million, with a tax benefit of $ 0.6 million). During the year ended December 31, 2011, the fair market value of the restricted stock vested was $0.5 million at grant date and $0.1 million at vesting date. This triggers a shortfall of $0.4 million that was recorded as an additional income tax expense at the applicable income tax rate. No additional income tax expense was recorded for the U.S. employees due to the valuation allowance of the deferred tax asset. There was no performance share expense recognized for the year ended December 31, 2011 (2010 - $0.5 million, with a tax benefit of $0.2 million; 2009 - $ 0.6 million, with a tax benefit of $ 0.1 million). The total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management at December 31, 2011 was $ 4.0 million and is expected to be recognized over a weighted-average period of 1.9 years.

The following table summarizes the restricted stock activity under the Incentive Plan for members of the Board of Directors:

(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2009	-	-
Granted	270,515	$2.62
Vested	(270,515)	2.62
Forfeited	-	-
Non-vested at December 31, 2009	-	-
Granted	305,898	$2.95
Vested	(305,898)	2.95
Forfeited	-	-
Non-vested at December 31, 2010	-	-
Granted	301,632	$2.67
Vested	(301,632)	2.67
Forfeited	-	-
Non-vested at December 31, 2011	-	-

During the year ended December 31, 2011, the Corporation granted 301,632 shares of restricted stock to members of the Board of Directors of Popular, Inc. and BPPR, which became vested at grant date (2010 - 305,898; 2009 – 270,515). During this period, the Corporation recognized $0.5 million of restricted stock expense related to these restricted stock grants, with a tax benefit of $0.1 million (2010 - $0.5 million, with a tax benefit of $0.2 million; 2009 - $0.5 million, with a tax benefit of $0.2 million). The fair value at vesting date of the restricted stock vested during the year ended December 31, 2011 for directors was $0.8 million.